LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	June 30,	December 31,
	2025	2024
Equity investment without readily determinable fair value measured at measurement alternative (a)	$2,609,331	$2,560,822
Equity investment accounted for using the equity method (b)	4,011,647	4,015,866
	$6,620,978	$6,576,688
(a)

The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of June 30, 2025 and December 31, 2024, the Company did not identify orderly transactions for similar investments of the investees and the Company did not record upward or downward adjustments. As of June 30, 2025 and December 31, 2024, the Company reviewed the financial position and financial performance of investments, and did not provided impairment against investment in the investees.

(b)

For the six months ended June 30, 2025 and 2024, equity investment loss of $79,307 and $48,047 was recognized in the account of “other loss, net” in the consolidated statements of operations and comprehensive loss, respectively. As of June 30, 2025 and December 31, 2024, the Company did not note other-than-temporary decline in fair value below the carrying value of the investment and did not accrue impairment against the investment for the six months ended June 30, 2025 and 2024.